PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment, Net (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment	$ 245,997	$ 231,236
Gross carrying value
Property, plant and equipment
Property, plant and equipment	248,305	232,302
Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	245,997	231,236
PP&E | Gross carrying value
Property, plant and equipment
Property, plant and equipment	357,981	309,280	$ 110,499
PP&E | Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	248,305	232,302
PP&E | Accumulated impairment
Property, plant and equipment
Property, plant and equipment	(802)	(512)
Other | Gross carrying value
Property, plant and equipment
Property, plant and equipment	1,217	1,327	398
Other | Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	577	720
Materials | Gross carrying value
Property, plant and equipment
Property, plant and equipment	21,192	19,372	10,741
Materials | Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	21,192	19,372
Materials | Accumulated impairment
Property, plant and equipment
Property, plant and equipment	$ (1,506)	$ (554)	$ (283)